UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Loomis Sayles Small Cap Value Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	25.15%
Industrial	21.18
Consumer, Non-cyclical	16.98
Consumer, Cyclical	13.45
Technology	7.14
Communications	5.85
Utilities	3.83
Basic Materials	3.69
Energy	2.54
Short Term Investments	0.19
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 786.50	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.72
Investor Class
Actual	$1,000.00	$ 785.70	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47
* Expenses are equal to the Fund's annualized expense ratio of 0.74% for the Institutional Class shares and 1.09% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.67%
26,771	Ashland Global Holdings Inc	$ 1,849,876
55,036	Cabot Corp	2,039,084
23,402	Ingevity Corp(a)	1,230,243
124,768	Valvoline Inc	2,411,766
44,521	WR Grace & Co	2,262,112
		9,793,081
Communications — 5.82%
57,018	GCI Liberty Inc Class A(a)	4,055,120
134,967	Gray Television Inc(a)	1,882,790
41,007	John Wiley & Sons Inc Class A	1,599,273
110,544	Liberty Latin America Ltd Class C(a)	1,043,535
10,700	LogMeIn Inc	907,039
24,739	Madison Square Garden Entertainment Corp(a)	1,855,425
73,984	United States Cellular Corp(a)	2,283,886
148,108	Viavi Solutions Inc(a)	1,886,896
		15,513,964
Consumer, Cyclical — 13.39%
45,626	Brunswick Corp	2,920,520
61,339	Cannae Holdings Inc(a)	2,521,033
24,441	Churchill Downs Inc	3,254,319
74,872	Cooper Tire & Rubber Co	2,067,216
73,332	Core-Mark Holding Co Inc	1,830,000
10,382	Cracker Barrel Old Country Store Inc	1,151,468
125,467	Dana Inc	1,529,443
14,685	Fox Factory Holding Corp(a)	1,213,128
71,439	IAA Inc(a)	2,755,402
74,026	KAR Auction Services Inc	1,018,598
124,351	Kimball International Inc Class B	1,437,497
17,969	LCI Industries	2,066,076
79,360	Liberty Media Corp-Liberty Braves(a)	1,566,566
27,389	Marriott Vacations Worldwide Corp	2,251,650
79,532	Methode Electronics Inc	2,486,170
57,358	Miller Industries Inc	1,707,548
124,042	Qurate Retail Inc Series A(a)	1,178,399
61,329	Skyline Champion Corp(a)	1,492,748
82,289	Urban Outfitters Inc(a)	1,252,438
		35,700,219
Consumer, Non-Cyclical — 16.89%
24,547	Aaron's Inc	1,114,434
25,028	AMN Healthcare Services Inc(a)	1,132,267
32,439	ASGN Inc(a)	2,163,032
49,079	Avanos Medical Inc(a)	1,442,432
37,124	Catalent Inc(a)	2,721,189
114,484	Darling Ingredients Inc(a)	2,818,596
27,355	Emergent BioSolutions Inc(a)	2,163,233
21,777	Euronet Worldwide Inc(a)	2,086,672
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,671	Helen of Troy Ltd(a)	$ 2,766,364
53,494	Herc Holdings Inc(a)	1,643,871
23,378	Insperity Inc	1,513,258
13,046	J & J Snack Foods Corp	1,658,538
40,746	Korn Ferry	1,252,125
184,831	Nomad Foods Ltd(a)	3,964,625
24,513	Post Holdings Inc(a)	2,147,829
215,640	Primo Water Corp	2,965,050
12,640	Quidel Corp(a)	2,828,074
76,822	Supernus Pharmaceuticals Inc(a)	1,824,522
24,343	United Therapeutics Corp(a)	2,945,503
82,318	Varex Imaging Corp(a)	1,247,118
16,054	WEX Inc(a)	2,649,070
		45,047,802
Energy — 2.53%
107,289	ChampionX Corp(a)	1,047,141
38,426	Delek US Holdings Inc(b)	668,997
51,384	DMC Global Inc	1,418,198
70,273	NextEra Energy Partners LP	3,603,599
		6,737,935
Financial — 25.02%
33,422	American Campus Communities Inc REIT	1,168,433
84,160	Americold Realty Trust REIT	3,055,008
84,664	Ameris Bancorp	1,997,224
93,123	Atlantic Union Bankshares Corp	2,156,729
102,442	BancorpSouth Bank	2,329,531
73,138	Bryn Mawr Bank Corp	2,022,997
76,975	Cathay General Bancorp	2,024,443
76,374	CubeSmart REIT	2,061,334
114,366	CVB Financial Corp	2,143,219
32,014	CyrusOne Inc REIT	2,329,019
82,237	Employers Holdings Inc	2,479,446
51,911	Essential Properties Realty Trust Inc REIT	770,359
29,502	Federal Agricultural Mortgage Corp Class C	1,888,423
61,524	First American Financial Corp	2,954,382
152,413	Home BancShares Inc	2,344,112
33,209	McGrath RentCorp	1,793,618
85,090	Meta Financial Group Inc	1,546,085
49,140	National Retail Properties Inc REIT	1,743,487
126,996	OceanFirst Financial Corp	2,238,939
93,322	PacWest Bancorp	1,839,377
52,322	Pinnacle Financial Partners Inc	2,197,001
62,858	Popular Inc	2,336,432
57,667	ProAssurance Corp	834,441
44,933	Prosperity Bancshares Inc	2,668,122
142,230	Retail Opportunity Investments Corp REIT	1,611,466
70,035	Rexford Industrial Realty Inc REIT	2,901,550

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
40,805	South State Corp	$ 1,944,766
66,733	STAG Industrial Inc REIT	1,956,612
48,091	Stifel Financial Corp	2,280,956
82,247	TCF Financial Corp	2,419,707
84,293	Triumph Bancorp Inc(a)	2,045,791
60,454	Wintrust Financial Corp	2,637,003
		66,720,012
Industrial — 21.07%
46,063	Advanced Energy Industries Inc(a)	3,122,611
68,307	AECOM (a)	2,566,977
78,850	Aerojet Rocketdyne Holdings Inc(a)	3,125,614
28,502	Alamo Group Inc	2,925,445
70,519	Altra Industrial Motion Corp	2,246,735
20,850	American Woodmark Corp(a)	1,577,303
86,250	Arcosa Inc	3,639,750
28,093	Armstrong World Industries Inc	2,190,130
40,128	Belden Inc	1,306,166
22,019	BWX Technologies Inc	1,247,156
32,065	Clean Harbors Inc(a)	1,923,259
72,556	Columbus McKinnon Corp	2,426,998
42,888	frontdoor Inc(a)	1,901,225
178,546	Harsco Corp(a)	2,412,157
36,296	Haynes International Inc	847,875
16,469	John Bean Technologies Corp	1,416,663
29,295	Kadant Inc	2,919,540
61,345	Kimball Electronics Inc(a)	830,611
38,368	Kirby Corp(a)	2,054,990
21,179	Littelfuse Inc	3,613,773
99,641	MDU Resources Group Inc	2,210,037
33,182	National Instruments Corp	1,284,475
63,058	Raven Industries Inc	1,356,378
172,915	TTM Technologies Inc(a)	2,050,772
50,244	UFP Industries Inc	2,487,580
184,942	Vertiv Holdings Co(a)(b)	2,507,814
		56,192,034
Technology — 7.10%
60,814	ACI Worldwide Inc(a)	1,641,370
117,621	Clarivate PLC(a)	2,626,477
49,356	CSG Systems International Inc	2,042,845
192,231	Donnelley Financial Solutions Inc(a)	1,614,740
87,497	Genpact Ltd	3,195,390
100,471	Perspecta Inc	2,333,941
103,396	Tower Semiconductor Ltd(a)	1,973,830
143,237	Unisys Corp(a)	1,562,716
43,271	Verint Systems Inc(a)	1,954,984
		18,946,293
Utilities — 3.81%
53,140	ALLETE Inc	2,901,975
45,258	NorthWestern Corp	2,467,466
96,004	NRG Energy Inc	3,125,890
Shares		Fair Value
Utilities — (continued)
89,114	Vistra Corp	$ 1,659,303
		10,154,634
TOTAL COMMON STOCK — 99.30% (Cost $259,343,831)		$264,805,974
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.18%
$117,021	Undivided interest of 0.14% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $117,021 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(c)	117,021
117,021	Undivided interest of 0.14% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $117,021 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(c)	117,021
117,021	Undivided interest of 0.25% in a repurchase agreement (principal amount/value $37,277,869 with a maturity value of $37,277,962) with Credit Agricole Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $117,021 on 7/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 6/20/44 - 2/1/49, with a value of $38,023,427.(c)	117,021

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$117,021	Undivided interest of 0.85% in a repurchase agreement (principal amount/value $13,252,580 with a maturity value of $13,252,609) with HSBC Securities (USA) Inc, 0.08%, dated 6/30/20 to be repurchased at $117,021 on 7/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 4.50%, 5/15/44 - 3/20/50, with a value of $13,809,070.(c)	$ 117,021
24,635	Undivided interest of 3.01% in a repurchase agreement (principal amount/value $670,723 with a maturity value of $670,724) with BNP Paribas Securities Corp, 0.07%, dated 6/30/20 to be repurchased at $24,635 on 7/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 8/15/21 - 2/15/48, with a value of $684,138.(c)	24,635
TOTAL SHORT TERM INVESTMENTS — 0.18% (Cost $492,719)		$ 492,719
TOTAL INVESTMENTS — 99.48% (Cost $259,836,550)		$265,298,693
OTHER ASSETS & LIABILITIES, NET — 0.52%		$ 1,375,569
TOTAL NET ASSETS — 100.00%		$266,674,262
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2020.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Loomis Sayles Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $497,079 of securities on loan)(a)	$264,805,974
Repurchase agreements, fair value(b)	492,719
Cash	966,775
Dividends receivable	237,222
Subscriptions receivable	17,960
Receivable for investments sold	1,144,000
Total Assets	267,664,650
LIABILITIES:
Payable for director fees	4,139
Payable for other accrued fees	30,612
Payable for shareholder services fees	15,784
Payable to investment adviser	168,153
Payable upon return of securities loaned	492,719
Redemptions payable	278,981
Total Liabilities	990,388
NET ASSETS	$266,674,262
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,749,552
Paid-in capital in excess of par	257,900,117
Undistributed/accumulated earnings	5,024,593
NET ASSETS	$266,674,262
NET ASSETS BY CLASS
Investor Class	$50,175,360
Institutional Class	$216,498,902
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	100,000,000
Issued and Outstanding
Investor Class	2,262,125
Institutional Class	35,233,397
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$22.18
Institutional Class	$6.14
(a) Cost of investments	$259,343,831
(b) Cost of repurchase agreements	$492,719
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Loomis Sayles Small Cap Value Fund
INVESTMENT INCOME:
Interest	$21,700
Income from securities lending	6,725
Dividends	2,016,349
Foreign withholding tax	(10,468)
Total Income	2,034,306
EXPENSES:
Management fees	937,898
Shareholder services fees – Investor Class	93,110
Audit and tax fees	14,665
Custodian fees	3,721
Director's fees	9,604
Legal fees	2,401
Pricing fees	146
Registration fees	15,445
Shareholder report fees	2,247
Transfer agent fees	4,105
Other fees	2,164
Total Expenses	1,085,506
Less amount waived by investment adviser	17,375
Net Expenses	1,068,131
NET INVESTMENT INCOME	966,175
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,004,097)
Net Realized Loss	(3,004,097)
Net change in unrealized depreciation on investments	(54,223,514)
Net Change in Unrealized Depreciation	(54,223,514)
Net Realized and Unrealized Loss	(57,227,611)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(56,261,436)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Loomis Sayles Small Cap Value Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$966,175	$1,780,746
Net realized gain (loss)	(3,004,097)	8,869,077
Net change in unrealized appreciation (depreciation)	(54,223,514)	52,025,399
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,261,436)	62,675,222
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(306,615)
Institutional Class	(894,182)	(5,108,443)
From Net Investment Income and Net Realized Gains	(894,182)	(5,415,058)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,046,428	7,890,413
Institutional Class	60,155,034	38,118,712
Shares issued in reinvestment of distributions
Investor Class	-	306,615
Institutional Class	894,182	5,108,443
Shares redeemed
Investor Class	(10,948,333)	(23,380,490)
Institutional Class	(24,865,396)	(54,386,089)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	34,281,915	(26,342,396)
Total Increase (Decrease) in Net Assets	(22,873,703)	30,917,768
NET ASSETS:
Beginning of Period	289,547,965	258,630,197
End of Period	$266,674,262	$289,547,965
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	436,262	298,045
Institutional Class	10,516,229	5,139,516
Shares issued in reinvestment of distributions
Investor Class	-	10,881
Institutional Class	150,789	657,630
Shares redeemed
Investor Class	(506,027)	(884,123)
Institutional Class	(3,972,508)	(7,280,624)
Net Increase (Decrease)	6,624,745	(2,058,675)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$28.23	0.05	(6.10)	(6.05)	-	-	-	$22.18	(21.43%) (d)
12/31/2019	$22.75	0.09	5.52	5.61	(0.00) (e)	(0.13)	(0.13)	$28.23	24.67%
12/31/2018	$27.91	0.05	(4.55)	(4.50)	-	(0.66)	(0.66)	$22.75	(16.20%)
12/31/2017	$27.25	0.06	2.55	2.61	(0.02)	(1.93)	(1.95)	$27.91	9.73%
12/31/2016	$22.27	0.10	5.64	5.74	(0.02)	(0.74)	(0.76)	$27.25	25.83%
12/31/2015	$24.47	0.15	(0.98)	(0.83)	(0.06)	(1.31)	(1.37)	$22.27	(3.46%)
Institutional Class
06/30/2020(Unaudited)	$ 7.84	0.03	(1.70)	(1.67)	(0.03)	-	(0.03)	$ 6.14	(21.35%) (d)
12/31/2019	$ 6.41	0.05	1.56	1.61	(0.05)	(0.13)	(0.18)	$ 7.84	25.17%
12/31/2018	$ 8.43	0.05	(1.37)	(1.32)	(0.04)	(0.66)	(0.70)	$ 6.41	(15.93%)
12/31/2017	$ 9.52	0.06	0.86	0.92	(0.08)	(1.93)	(2.01)	$ 8.43	10.15%
12/31/2016	$ 8.20	0.07	2.07	2.14	(0.08)	(0.74)	(0.82)	$ 9.52	26.31%
12/31/2015 (f)	$10.00	0.06	(0.67)	(0.61)	(0.09)	(1.10)	(1.19)	$ 8.20	(6.24%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 50,175	1.16% (h)	1.09% (h)	0.44% (h)	21% (d)
12/31/2019	$ 65,827	1.13%	1.09%	0.35%	25%
12/31/2018	$ 66,129	1.12%	1.09%	0.18%	35%
12/31/2017	$ 93,025	1.15%	1.11%	0.22%	26%
12/31/2016	$103,456	1.15%	1.14%	0.42%	31%
12/31/2015	$ 91,533	1.11%	1.11%	0.59%	25%
Institutional Class
06/30/2020 (Unaudited)	$216,499	0.74% (h)	0.74% (h)	0.81% (h)	21% (d)
12/31/2019	$223,721	0.73%	0.73%	0.71%	25%
12/31/2018	$192,501	0.74%	0.74%	0.58%	35%
12/31/2017	$130,114	0.78%	0.75%	0.58%	26%
12/31/2016	$139,505	0.78%	0.77%	0.79%	31%
12/31/2015 (f)	$117,823	0.74% (h)	0.74% (h)	0.96% (h)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$260,777,345
Gross unrealized appreciation on investments	42,874,800
Gross unrealized depreciation on investments	(38,353,452)
Net unrealized appreciation on investments	$4,521,348
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.71% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.74% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2020

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$80,220	$28,196	$26,985	$17,375	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $94,924,321 and $56,505,453, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $497,079 and received collateral as reported on the Statement of Assets and Liabilities of $492,719 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. At a meeting held on June 10-11, 2020, the Board of Directors approved the merger of the Great-West Invesco Small Cap Value Fund (Target Fund) into the Great-West Loomis Sayles Small Cap Value Fund (Acquiring Fund), with an effective date on or about October 23, 2020. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. Additionally, as a result of the merger, effective on or about October 23, 2020, the Acquiring Fund will change its name to the Great-West Small Cap Value Fund and Hotchkis & Wiley Capital Management, LLC will join Loomis, Sayles & Company, L.P. as a sub-adviser to the Fund.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Loomis Sayles Small Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”), with respect to the Fund.

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for the one-, five- and ten-year periods ended December 31, 2019 and in the fourth quintile of its performance universe for the three-year period ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers), with performance for the one-year period above the performance universe median and the specific rankings for the five- and ten-year periods in the 54th and 55th percentiles, respectively. The annualized returns of the Fund’s Institutional Class were in the second and fourth quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively, outperforming the performance universe median for the one-year period. The Board also considered that the Fund’s Investor Class outperformed the benchmark for the one- and ten-year periods ended December 31, 2019, the Institutional Class outperformed the benchmark for the one- and three-year periods ended December 31, 2019, and the Investor Class slightly underperformed the benchmark for each of the other periods reviewed.
In evaluating the performance data, the Board took into account the Sub-Adviser’s investment process, the organization and experience of its investment personnel and portfolio risk controls. The Board also considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of market conditions, stock selections and sector weightings and other portfolio characteristics on the Fund’s performance. Also taken into account by the Board was GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds and that the Fund’s total annual operating expense ratio for each class was in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also noted that the Sub-Adviser provided information regarding its standard institutional fee schedule for the Fund’s strategy, as disclosed in its Form ADV, as well as the fee charged to the Sub-Adviser’s U.S. retail mutual fund employing a similar strategy which, in each case, was higher than the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board also noted that the sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM. Noting that the percentage of the management fee retained by GWCM exceeded the median of the Fund’s Lipper investment classification as to each class of the Fund, the Board considered its observation regarding the Fund’s Contractual Management Fee being lower than the peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. The Sub-Adviser also noted that it may attract additional advisory clients from the reputational benefit of serving in its capacity to the Fund. In addition, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.
The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on June 10–11, 2020 (the “Meeting”), approved the investment sub-advisory agreement (the “Agreement”) between the Company, Great-West Capital Management, LLC (“GWCM”) and Hotchkis & Wiley Capital Management, LLC (the “Sub-Adviser”), with respect to the Great-West Loomis Sayles Small Cap Value Fund (to be renamed Great-West Small Cap Value Fund) (the “Fund”).
Pursuant to the Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, will be responsible for the day-to-day management of the investment and reinvestment of the assets of the Sub-Adviser’s sleeve of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
In approving the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.

Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser. Among other things, the Board considered the Sub-Adviser’s personnel, experience, resources and performance track record of managing a strategy similar to that which will be used for the Fund, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, education, experience and tenure of the portfolio managers to be responsible for the day-to-day management of the Fund. In addition, the Board considered the Sub-Adviser’s reputation for management of its investment strategies, its investment-decision making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Sub-Adviser as provided by GWCM. The Board reviewed gross of fees performance information of a similar strategy managed by the Sub-Adviser for the three-month, one-year, three-year, five-year and ten-year periods ended March 31, 2020 as compared against the Fund’s benchmark and the Morningstar small value peer group. The Board noted that the Sub-Adviser outperformed the Fund’s benchmark and the Morningstar small value peer group for the five- and ten-year periods but underperformed the Fund’s benchmark and the Morningstar small value peer group for the other periods reviewed. The Board considered information provided by GWCM representing that the Sub-Adviser’s investment strategy and investment performance is complementary to those of the Fund’s other sub-adviser in concluding that it was satisfied with the investment performance of the Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by the Sub-Adviser. With respect to the costs of services, the Board considered the structure and level of the sub-advisory fees payable by GWCM to the Sub-Adviser. In evaluating the sub-advisory fees, the Board considered information regarding the Sub-Adviser’s standard managed account fee schedule for accounts managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, the fee proposed to be charged to GWCM for the Fund was lower than such standard fee schedule.
The Board also considered the overall financial soundness of the Sub-Adviser. The Board reviewed the statement of financial condition of the Sub-Adviser. The Board considered the Sub-Adviser’s representation that profits related to the Fund could not be estimated since the Fund is a new mandate for the Sub-Adviser and noted that, since the agreement with the Sub-Adviser is at arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the Sub-Advisory Agreement.
Economies of Scale
In evaluating economies of scale, the Board considered, among other things, the level of sub-advisory fees payable by GWCM and whether those fees include breakpoints and the current level of Fund assets that will be allocated to the Sub-Adviser. Based on the information provided, the Board concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale.
Other Factors

The Board considered ancillary benefits to be derived by the Sub-Adviser from its relationship with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board concluded that the proposed sub-advisory fee was reasonable, taking into account any ancillary benefits to be derived by the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020